Summary Of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Common Share	The following table presents the Company’s computation of basic and diluted EPS for the periods indicated:

	For the Three Months Ended March 31,
(in thousands, except share and per share amounts)	2021	2020
Net income available to common shareholders	$137,389	$92,121
Less: Dividends paid on and earnings allocated to participating securities	(1,795)	(1,170)

Earnings applicable to common stock	$135,594	$90,951

Weighted average common shares outstanding	463,292,906	464,993,970

Basic earnings per common share	$0.29	$0.20

Earnings applicable to common stock	$135,594	$90,951

Weighted average common shares outstanding	463,292,906	464,993,970
Potential dilutive common shares	594,031	418,674

Total shares for diluted earnings per common share computation	463,886,937	465,412,644

Diluted earnings per common share and common share equivalents	$0.29	$0.20

The following table presents the Company’s computation of basic and diluted earnings per common share for the years ended December 31, 2020, 2019, and 2018:

	Years Ended December 31,
(in thousands, except share and per share amounts)	2020	2019	2018

Net income available to common shareholders	$478,281	$362,215	$389,589
Less: Dividends paid on and earnings allocated to participating securities	(5,798)	(4,333)	(4,871)

Earnings applicable to common stock	$472,483	$357,882	$384,718

Weighted average common shares outstanding	462,605,341	465,380,010	487,287,872

Basic earnings per common share	$1.02	$0.77	$0.79

Earnings applicable to common stock	$472,483	$357,882	$384,718

Weighted average common shares outstanding	462,605,341	465,380,010	487,287,872
Potential dilutive common shares	676,061	283,322	—

Total shares for diluted earnings per common share computation	463,281,402	465,663,332	487,287,872

Diluted earnings per common share and common share equivalents	$1.02	$0.77	$0.79